U.S. Global Jets ETF
Schedule of Investments
September 30, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS — 99.2%
	Australia — 0.5%
2,108,606	Qantas Airways, Ltd. (a)	$7,022,676

	Brazil — 0.5%
501,927	Embraer SA - ADR (a)	6,886,438

	Canada — 4.8%
2,825,832	Air Canada (a)	40,319,988
785,089	Bombardier, Inc. - Class B (a)	27,374,795
		67,694,783
	China — 1.0%
412,302	Trip.com Group, Ltd. - ADR (a)	14,418,201

	France — 2.0%
60,153	Aeroports de Paris SA	7,116,478
528,715	Air France-KLM (a)	6,650,791
107,522	Airbus SE	14,434,787
		28,202,056
	Germany — 0.5%
865,088	Deutsche Lufthansa AG (a)	6,865,095

	Hong Kong — 0.5%
6,969,850	Cathay Pacific Airways, Ltd. (a)	7,155,913

	India — 0.6%
200,960	MakeMyTrip, Ltd. (a)	8,142,899

	Ireland — 1.1%
157,070	Ryanair Holdings plc - ADR (a)	15,268,775

	Japan — 3.1%
696,042	ANA Holdings, Inc. (a)(b)	14,592,476
765,578	Japan Airlines Company, Ltd.	14,897,623
165,458	Japan Airport Terminal Company, Ltd.	7,016,243
958,585	Skymark Airlines, Inc.	6,895,603
		43,401,945
	Mexico — 1.5%
659,602	Grupo Aeroportuario del Centro Norte SAB de CV	7,170,369
437,374	Grupo Aeroportuario del Pacifico SAB de CV - Class B	7,180,939
29,687	Grupo Aeroportuario del Sureste SAB de CV - ADR	7,294,393
		21,645,701
	Panama — 1.0%
152,087	Copa Holdings SA - Class A	13,553,993

	Singapore — 1.0%
3,055,436	Singapore Airlines, Ltd.	14,439,003

	Spain — 1.5%
48,564	Aena SME SA (c)	7,321,696
226,498	Amadeus IT Group SA	13,716,557
		21,038,253
	Switzerland — 1.0%
37,620	Flughafen Zurich AG	7,184,111
293,753	Wizz Air Holdings plc (a)(c)	6,881,476
		14,065,587
	Thailand — 0.5%
3,724,332	Airports of Thailand pcl	7,134,148

	Turkey — 2.1%
230,530	Pegasus Hava Tasimaciligi AS (a)	6,929,731
1,619,539	TAV Havalimanlari Holding AS (a)	7,401,143
1,643,233	Turk Hava Yollari AO (a)	14,533,399
		28,864,273
	United Kingdom — 1.5%
1,414,605	easyJet plc (a)	7,375,070
7,804,594	International Consolidated Airlines Group SA (a)	14,093,215
		21,468,285
	United States — 74.5% (d)
1,455,939	Air Transport Services Group, Inc. (a)(b)	30,385,447
1,152,596	Alaska Air Group, Inc. (a)	42,738,260
532,932	Allegiant Travel Company (b)	40,961,154
10,851,771	American Airlines Group, Inc. (a)	139,011,187
139,333	Boeing Company (a)	26,707,349
9,864	Booking Holdings, Inc. (a)	30,420,083
3,721,812	Delta Air Lines, Inc.	137,707,044
284,782	Expedia Group, Inc. (a)	29,352,481
7,297,655	Frontier Group Holdings, Inc. (a)(b)	35,320,650
139,662	General Dynamics Corporation	30,861,113
5,897,272	Hawaiian Holdings, Inc. (a)(b)(e)	37,329,732
8,008,529	JetBlue Airways Corporation (a)(b)	36,839,233
1,064,831	SkyWest, Inc. (a)	44,659,012
5,054,634	Southwest Airlines Company (b)	136,828,942
3,133,535	Sun Country Airlines Holdings, Inc. (a)(e)	46,501,659
405,526	Textron, Inc.	31,687,802
1,945,557	TripAdvisor, Inc. (a)	32,257,335
3,207,217	United Airlines Holdings, Inc. (a)	135,665,279
		1,045,233,762
	TOTAL COMMON STOCKS (Cost $1,834,285,841)	1,392,501,786

	PREFERRED STOCKS — 0.6%
	Brazil — 0.6%
907,312	Azul SA – ADR (a)(b)	7,793,810
	TOTAL PREFERRED STOCKS (Cost $8,482,259)	7,793,810

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 4.0%
56,927,796	Mount Vernon Liquid Assets Portfolio, LLC - 5.68% (f)(g)	56,927,796
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $56,927,796)	56,927,796
Shares	SHORT-TERM INVESTMENTS — 0.2%
2,839,298	First American Government Obligations Fund - Class X, 5.26% (f)	2,839,298
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,839,298)	2,839,298

	TOTAL INVESTMENTS (Cost $1,902,535,194) — 104.0%	1,460,062,690
	Liabilities in Excess of Other Assets — (4.0)%	(56,762,725)
	NET ASSETS — 100.0%	$1,403,299,965

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt.

(a) Non-income producing security.
(b) All or a portion of this security is out on loan as of September 30, 2023. The total value of securities on loan is $54,298,221 or 3.9% of net assets.
(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At September 30, 2023, the value of these securities amounted to $14,203,172 or 1.0% of net assets.

(d) To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(e) Affiliated common stock during the period.
(f) Rate shown is the annualized seven-day yield as of September 30, 2023.
(g) Privately offered liquidity fund.

Summary of Fair Value Disclosure at September 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

U.S. Global Jets ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$1,392,501,786	$–	$–	$1,392,501,786
Investments Purchased with Proceeds From Securities Lending	–	56,927,796	–	56,927,796
Preferred Stocks	7,793,810	–	–	7,793,810
Short-Term Investments	2,839,298	–	–	2,839,298
Total Investments in Securities	$1,403,134,894	$56,927,796	$–	$1,460,062,690

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended September 30, 2023, the Fund did not recognize any transfers to or from Level 3.

Transactions With Affiliated Securities
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the 1940 Act, due to the Fund owning greater than five percent of the outstanding voting shares, were as follows:

U.S. Global Jets ETF					Change in
					Unrealized
	Value at	Purchases	Proceeds	Net Realized	Appreciation	Value at
Affiliated Issuer	12/31/2022	at Cost	from Sales	Gain (Loss)	(Depreciation)	9/30/2023
SkyWest, Inc.*	$57,885,810	$57,968,653	$(94,154,422)	$(48,576,946)	$71,535,917	$44,659,012
Sun Country Airlines Holdings, Inc.	-	65,605,857	(8,502,374)	601,295	(11,203,119)	46,501,659
Hawaiian Holdings, Inc.	48,887,966	42,867,849	(33,647,981)	(24,042,683)	3,264,581	37,329,732
	$106,773,776			$(72,018,334)	$63,597,379	$65,654,419

* As of September 30, 2023, SkyWest, Inc. was not considered to be an affiliate of the Fund.